ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Payroll and social security payable	$ 334,734	$ 163,397
Bonus payable	162,089	307,338
Other payables	78,264	2,950
Total Accounts Payable and Accrued Liabilities	$ 575,087	$ 473,685